Related Parties Payable - Schedule of Issued Shares (Details)	Dec. 31, 2024 USD ($) shares
Mu Ruifeng [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares	100,000
Value | $	$ 228,000
Jin Yan [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares	100,000
Value | $	$ 228,000
Li Huidan [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares	100,000
Value | $	$ 228,000
Related party Payable [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares	300,000
Value | $	$ 684,000